COMMITMENTS (Details) - Aircraft	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	93	111
ACS Aero 1 Alpha Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1
Aircraft 76B-26329 Inc. [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aircraft 76B-27615 Inc. [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
Aircraft 76B-28206 Inc. [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aviacion Centaurus, A.I.E. [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	3	3
Aviacion Centaurus, A.I.E. 1 [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aviacion Real A.I.E. [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aviacion Real A.I.E. 1 [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aviacion Triton A.I.E. [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	3	3
Avolon Aerospace AOE 19 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
Avolon Aerospace AOE 20 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
Avolon Aerospace AOE 6 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
Avolon Aerospace AOE 62 Limited [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Avolon Aerospace AOE 100 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases
Avolon Aerospace AOE 100 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2
AWAS 5234 Trust [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Baker & Spice Aviation Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Bank of America [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Bank of Utah [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2
CIT Aerospace International [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	2
ECAF I 1215 DAC [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
ECAF I 2838 DAC [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
ECAF I 40589 DAC [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Eden Irish Aircr Leasing MSN 1459 [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
GECAS Sverige Aircraft Leasing Worldwide AB [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
GFL Aircraft Leasing Netherlands B.V. [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
IC Airlease One Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 38484, LLC [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 7126, LLC [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 7128, LLC [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 7239, LLC [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 7298, LLC [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Macquarie Aerospace Finance 5125-2 Trust [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Macquarie Aerospace Finance 5178 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Magix Airlease Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
MASL Sweden (8) AB [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
Merlin Aviation Leasing (Ireland) 18 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Merlin Aviation Leasing (Ireland) 7 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1
NBB Cuckoo Co., Ltd [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
NBB Grosbeak Co., Ltd [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
NBB Redstart Co. Ltd [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
NBB-6658 Lease Partnership [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
NBB-6670 Lease Partnership [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Orix Aviation Systems Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	4	5
PAAL Aquila Company Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
PAAL Gemini Company Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
SASOF II (J) Aviation Ireland Limited [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
Shenton Aircraft Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Sky High XXIV Leasing Company Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	5	5
Sky High XXV Leasing Company Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
SMBC Aviation Capital Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	4	6
SMBC Aviation Capital Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		2
Sunflower Aircraft Leasing Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2
TC-CIT Aviation Ireland Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
Volito Aviation August 2007 AB [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Volito Aviation November 2006 AB [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Volito November 2006 AB [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Wells Fargo Bank North National Association [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		3
Wells Fargo Bank North National Association [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2
Wells Fargo Bank Northwest National Association [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	5	7
Wells Fargo Bank Northwest National Association [Member] | Airbus A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Wells Fargo Bank Northwest National Association [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	3
Wells Fargo Bank Northwest National Association [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	4	6
Wells Fargo Bank Northwest National Association [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	11	11
Wells Fargo Bank Northwest National Association [Member] | Airbus A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases
Wilmington Trust Company [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1